Capital and reserves - Distributions (Details) $ / shares in Units, ₽ in Thousands	1 Months Ended						12 Months Ended
	Feb. 28, 2022 RUB (₽)	Feb. 28, 2022 USD ($) $ / shares	Jul. 31, 2021 RUB (₽)	Jul. 31, 2021 USD ($) $ / shares	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Capital and reserves
Dividend per share | $ / shares		$ 0.84		$ 0.55		$ 0.50
Dividends paid to parent	₽ 3,149,557	$ 42,260,221	₽ 2,047,690	$ 27,849,643	₽ 1,800,520	$ 25,000,000
Distributions to non-controlling interest (Note 17(d))							₽ 90,607	₽ 109,932	₽ 103,126
Dividends paid to non-controlling interest							₽ (92,408)	₽ (106,978)	₽ (102,731)